Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Components of Lease Expense
The components of the Company’s lease expense are as follows:

Lease Costs	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost	R&D Expense	$2,121	$2,000	$2,111
	G&A Expense	3,261	3,353	3,292
Variable lease costs (1)	R&D Expense	648	641	585
	G&A Expense	1,144	1,112	1,169

Total lease cost		$7,174	$7,106	$7,157

Weighted-average remaining lease term (in months)		85.92	98.73	109.84
Weighted-average discount rate		10.5%	10.5%	10.5%

(1)
Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities, and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage. Short term lease costs are immaterial.

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2022, the maturities of the Company’s operating lease liabilities were as follows:

Year Ending December 31,
2023	$5,790
2024	5,630
2025	5,656
2026	5,782
2027	6,018
Thereafter	14,065

Total future lease payments	42,941
Less: Interest	(12,489)

Present value of future lease payments (lease liability)	$30,452

Future minimum lease payments for the Company’s operating leases as of December 31, 2021 were as follows:

Year Ending December 31,
2022	$5,385
2023	5,413
2024	5,533
2025	5,656
2026	5,782
Thereafter	20,083

$47,852

Schedule of Future Undiscounted Cash Inflows Under Sublease	As of December 31, 2022, future undiscounted cash inflows under the sublease are as follows:

Year Ending December 31,
2023	$2,566
2024	1,494

$4,060